COMMUNITY CAPITAL TRUST

The Community Reinvestment Act Qualified Investment Fund
CRA Shares (CRAIX)
Institutional Shares (CRANX)
Retail Shares (CRATX)

Incorporated herein by reference is a supplement to the Fund’s prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 19, 2017 (SEC Accession No. 0001398344-17-000632).